Significant Accounting Policies (Details) - Schedule of liabilities measured at fair value on a recurring basis - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of liabilities measured at fair value on a recurring basis [Abstract]
Beginning Balance	$ 977,025	$ 2,093,036	$ 1,162,814
Fair value of warrants issued	600,469	1,044,528	684,015
Fair value of warrants granted for services		119,779	738,091
Changes in Fair value of warrants and capital note	(33,382)	(2,280,318)	(491,884)
Ending Balance	$ 1,544,112	$ 977,025	$ 2,093,036